Capital Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Capital Stock
Note 8 - Capital Stock

The Company is authorized to issue 300,000,000 shares of it $0.001 par value common stock. On September 30, 2009, the Company effected a 60-for-1 forward stock split of its $0.001 par value common stock.

All share and per share amounts have been retroactively restated to reflect the splits discussed above.

Common Stock

During the nine months ended September 30, 2020, there was no activity in the Company’s common stock.

There were 95,651,644 shares of common stock issued and outstanding as of September 30, 2020 (December 31, 2019: 95,651,644).

The Company is authorized to issue 300,000,000 shares of it $0.001 par value common stock. On September 30, 2009, the Company effected a 60-for-1 forward stock split of its $0.001 par value common stock.

Common Stock

On January 22, 2018, the Company issued 200,000 shares gross proceeds of $7,000 pursuant to the exercise of stock options.

On February 7, 2018, the Company issued 50,000 shares gross proceeds of $1,250 pursuant to the exercise of stock options.

On February 28, 2018, the Company issued 500,000 shares for gross proceeds of $12,500 pursuant to the exercise of stock options.

On February 28, 2018, the Company issued 400,000 at $0.365 shares per share as consideration for the Yeehaw and Melissa Properties (see Note 6).

On March 7, 2018, the Company issued 1,324,000 common shares for gross proceeds of $90,300 pursuant to the exercise of warrants.

On April 17, 2018, the Company issued 2,400,000 common shares for gross proceeds of $120,000 pursuant to the exercise of warrants.

On July 20, 2018, the Company issued 500,000 common shares for gross proceeds of $22,500 pursuant to the exercise of stock options.

On October 12, 2018, the Company issued 909,091 common shares for gross proceeds of $100,000.

There were 95,651,644 shares of common stock issued and outstanding as of December 31, 2019 (2018: 95,651,644).

Warrants

On March 27, 2017, as part of the issuance of common stock, the Company issued 2,400,000 warrants exercisable at $0.05 for the first 12 months after closing and $0.075 for the following 12 months after closing. The fair value of the warrants has been measured at $86,180. The warrants vested six months after being granted.

On July 31, 2017, as part of the issuance of common stock, the Company issued 1,900,000 warrants exercisable at $0.075 for 24 months after closing. The fair value of the warrants has been measured at $69,489. The warrants vested six months after being granted.

During the year-ended December 31, 2018, the Company received proceeds of $210,300 from the exercise of warrants.

The table below outlines the change in warrants for the years-ended December 31, 2019 and 2018:

Number
Balance, December 31, 2017	3,724,000
Exercised	(3,724,000)

Balance, December 31, 2018 and 2019	-